(Loss) Earnings Per Share - Schedule of Net Income (Loss) Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income	$ 351,186	$ 403,667	$ 519,890
Weighted average number of common shares - basic (in shares)	34,604,637	34,406,223	34,159,818
Dilutive effect of stock-based awards (in shares)	170,821	299,249	408,342
Weighted average number of common shares - diluted (in shares)	34,775,458	34,705,472	34,568,160
Basic (in dollars per share)	$ 10.15	$ 11.73	$ 15.22
Diluted (in dollars per share)	$ 10.10	$ 11.63	$ 15.04